Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 8,404,199	$ 9,891,961
Accounts payable and accrued expenses	2,804,289	2,814,504
Three months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	853,062	637,733
Long-term debt	342,243	158,279
Suppliers	306,547	307,068
Accounts payable and accrued expenses	1,156,955	1,170,318
Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	388,439	944,235
Long-term debt	348,518	280,166
Later Than One Year And Not Later Than Two Years Member
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	787,830	1,354,415
Long-term debt	698,955	973,931
Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	2,163,132	1,900,147
Long-term debt	$ 2,128,755	$ 2,377,822